                               THE ARCH FUND, INC.
                                  (THE "FUND")

                                  TRUST SHARES

                       SUPPLEMENT DATED FEBRUARY 13, 1998
                       TO PROSPECTUS DATED MARCH 31, 1997


                  The last sentence of the first paragraph on page 1 of the Prospectus is replaced with the following:

                  Trust Shares are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees.

                  The first sentence of the first paragraph of the section entitled "How to Purchase and Redeem Shares - Purchase of Shares" on page 46 of the Prospectus is deleted and replaced with the following:

                  Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees.

                  The seventh and eighth paragraphs under the section entitled "Management of the Fund - Investment Adviser and Sub-Adviser" on pages 55-56 of the Prospectus are deleted and replaced with the following:

                  The organizational arrangements of MVA require that all investment decisions with respect to the Equity Income Portfolio and Growth & Income Equity Portfolio be made by MVA's Equity Committee, and no one person is responsible for making recommendations to the Committee.

                  The third sentence of the fourth paragraph of the section entitled "Other Information Concerning the Fund and Its Shares - Description of Shares" on pages 59-61 of the Prospectus is deleted and replaced with the following:

                  Institutional Shares, which are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-backed management fees, are sold without a sales charge.

                               THE ARCH FUND, INC.
                                  (THE "FUND")

                              INSTITUTIONAL SHARES

                       SUPPLEMENT DATED FEBRUARY 13, 1998
                       TO PROSPECTUS DATED MARCH 31, 1997


                  The last sentence of the first paragraph on page 1 of the Prospectus is replaced with the following:

                  Institutional Shares are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees.

                  The first sentence of the first paragraph of the section entitled "How to Purchase and Redeem Shares - Purchase of Shares" on page 35 of the Prospectus is deleted and replaced with the following:

                  Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees.

                  The seventh and eighth paragraphs under the section entitled "Management of the Fund - Investment Adviser and Sub-Adviser" on pages 42-44 of the Prospectus are deleted and replaced with the following:

                  The organizational arrangements of MVA require that all investment decisions with respect to the Equity Income Portfolio and Growth & Income Equity Portfolio be made by MVA's Equity Committee, and no one person is responsible for making recommendations to the Committee.

                  The third sentence of the fourth paragraph of the section entitled "Other Information Concerning the Fund and Its Shares - Description of Shares" on pages 46-48 of the Prospectus is deleted and replaced with the following:

                  Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-backed management fees, are sold without a sales charge.

                               THE ARCH FUND, INC.
                                  (THE "FUND")

                     INVESTOR A SHARES AND INVESTOR B SHARES

                       SUPPLEMENT DATED FEBRUARY 13, 1998
                       TO PROSPECTUS DATED MARCH 31, 1997


                  The seventh and eighth paragraphs under the section entitled "Management of the Fund - Investment Adviser and Sub-Adviser" on pages 70-71 of the Prospectus are deleted and replaced with the following:

                  The organizational arrangements of MVA require that all investment decisions with respect to the Equity Income Portfolio and Growth & Income Equity Portfolio be made by MVA's Equity Committee, and no one person is responsible for making recommendations to the Committee.

                  The third sentence of the fourth paragraph of the section entitled "Other Information Concerning the Fund and Its Shares - Description of Shares" on pages 75-76 of the Prospectus is deleted and replaced with the following:

                  Institutional Shares, which are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-backed management fees, and Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees, are sold without a sales charge.

                               THE ARCH FUND, INC.
                                  (THE "FUND")

                               TRUST SHARES OF THE
                  ARCH TREASURY MONEY MARKET, MONEY MARKET AND
                       TAX-EXEMPT MONEY MARKET PORTFOLIOS

                       SUPPLEMENT DATED FEBRUARY 13, 1998
                       TO PROSPECTUS DATED MARCH 31, 1997



                  The last sentence of the first paragraph on the cover page (page 1) of the Prospectus is replaced with the following:

                  Trust Shares are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees.

                  The first sentence of the first paragraph of the section entitled "How to Purchase and Redeem Shares - Purchase of Shares" on page 21 of the Prospectus is deleted and replaced with the following:

                  Trust Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively "financial institutions"), acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees.

                  The third sentence of the fourth paragraph of the section entitled "Other Information Concerning the Fund and Its Shares - Description of Shares" on pages 31-33 of the Prospectus is deleted and replaced with the following:

                  Institutional Shares, which are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-backed management fees, are sold without a sales charge.